Fair Value Measurements (Narrative) (Detail) $ / shares in Units, shares in Millions						3 Months Ended									12 Months Ended
	Jan. 07, 2018 USD ($)	Dec. 13, 2016 USD ($)	Sep. 21, 2016 USD ($)	Jul. 08, 2016 USD ($)	Jun. 02, 2016 USD ($)	Dec. 31, 2019 USD ($) $ / shares shares	Sep. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Sep. 30, 2018 USD ($)	Jun. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 30, 2019 USD ($)	Aug. 01, 2018 USD ($)	Jun. 27, 2018 USD ($)	Mar. 29, 2017	Jul. 09, 2016 USD ($)	Dec. 15, 2015 USD ($) shares	Sep. 18, 2015 USD ($)	Jul. 28, 2015 USD ($)	Nov. 06, 2014 USD ($)	Jun. 26, 2014 USD ($)	Oct. 18, 2013 USD ($)
Investment Owned, Balance, Shares | shares																							1.7
Asset Impairment Charges															$ 10,768,000	$ 8,200,000	$ 0
Investment estimated fair value, per share | $ / shares						$ 3.84									$ 3.84
Intangible Assets, Gross (Excluding Goodwill)						$ 152,330,000									$ 152,330,000
Intangible assets, net						13,186,000				$ 13,700,000					13,186,000	13,700,000
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value						$ 266,196,000				376,510,000					266,196,000	376,510,000
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings															(110,314,000)
Cash payment for purchase of royalty right																										$ 65,600,000
Proceeds from Sale of Productive Assets															$ 0	0	108,169,000
Sensitivity range for royalty disclosures						2.50%									2.50%
Sale of royalty multiple																					120.00%
Proceeds from Legal Settlements														$ 13,000,000
Royalty rights - at fair value						$ 266,196,000									$ 266,196,000
Percentage of royalty acquired																										75.00%
Revenue Recognition, Milestone Method, Revenue Recognized		$ 6,000,000	$ 5,000,000		$ 6,000,000
Revenues						(29,846,000)	$ 44,165,000	$ (22,526,000)	$ 38,913,000	7,146,000	$ 7,942,000	$ 7,855,000	$ 9,085,000		30,706,000	32,028,000	91,299,000
Maximum amount of additional funds, upon attainment of milestones	$ 2,000,000
Change in fair value of acquired royalty rights, Level 3 Rollforward															(31,042,000)	85,256,000
Payments for (Proceeds from) Productive Assets															0	(366,000)	(4,301,000)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Gain (Loss) Included in Earnings															0	41,631,000
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Settlements															0	(858,000)	0
Notes Receivable, Fair Value Disclosure						57,300,000				70,000,000					57,300,000	70,000,000
Investment Owned, at Fair Value						82,267,000				0					82,267,000	0							$ 6,600,000
Transfers from level 1 to level 2, amount						0				0					0	0
Transfers from level 2 to level 1, amount						0				$ 0					0	0
VB [Member]
Cash flow model expected royalty sales term										10 years
Sensitivity - increase in fair value from decrease in discount rate						1,600,000									1,600,000
Sensitivity to increase or decrease in expected royalty						$ 300,000									$ 300,000
Long-Duration Contracts, Assumptions by Product and Guarantee, Discount Rate						15.00%									15.00%
Royalty rights - at fair value						$ 13,600,000									$ 13,600,000
Variable Interest Entity, Reporting Entity Involvement, Maximum Loss Exposure, Amount						13,600,000									$ 13,600,000												$ 15,500,000
Royalty asset multiple															2.3
Sensitivity - decrease in fair value from increase in discount rate						1,300,000									$ 1,300,000
University of Michigan [Member]
Cash flow model expected royalty sales term										3 years
Sensitivity - increase in fair value from decrease in discount rate						600,000									600,000
Sensitivity to increase or decrease in expected royalty						$ 500,000									$ 500,000
Long-Duration Contracts, Assumptions by Product and Guarantee, Discount Rate						12.80%									12.80%
Royalty rights - at fair value						$ 20,400,000									$ 20,400,000
Variable Interest Entity, Reporting Entity Involvement, Maximum Loss Exposure, Amount						20,400,000									20,400,000
Revenues							$ 3,100,000
Sensitivity - decrease in fair value from increase in discount rate						600,000									600,000
Depomed [Member]
Cash payment for purchase of royalty right																			$ 20,000,000									$ 240,500,000
Maximum royalty prior to amendment																												481,000,000
Cash flow model expected royalty sales term										9 years
Sensitivity - increase in fair value from decrease in discount rate						20,500,000									20,500,000
Sensitivity to increase or decrease in expected royalty						5,500,000									5,500,000
Purchase of royalty right																												241,300,000
Royalty right purchase transaction costs																												$ 800,000
Royalty rights - at fair value						218,700,000									218,700,000
Variable Interest Entity, Reporting Entity Involvement, Maximum Loss Exposure, Amount						218,700,000									218,700,000
Revenues						46,300,000
Sensitivity - decrease in fair value from increase in discount rate						17,500,000									17,500,000
ARIAD [Member]
Proceeds from Sale of Productive Assets																108,200,000
Purchase of royalty right																									$ 100,000,000
Royalty Guarantees, Commitments, Amount																									200,000,000
ARIAD [Member] | Tranche 1 [Member]
Purchase of royalty right																									50,000,000
ARIAD [Member] | Tranche 3 [Member]
Cash payment for purchase of royalty right																									$ 100,000,000
AcelRx [Member]
Cash flow model expected royalty sales term										13 years
Sensitivity - increase in fair value from decrease in discount rate						1,400,000									1,400,000
Sensitivity to increase or decrease in expected royalty						$ 300,000									$ 300,000
Purchase of royalty right																								$ 65,000,000
Long-Duration Contracts, Assumptions by Product and Guarantee, Discount Rate						13.40%									13.40%
Royalty rights - at fair value						$ 13,000,000									$ 13,000,000
Variable Interest Entity, Reporting Entity Involvement, Maximum Loss Exposure, Amount						13,000,000									13,000,000
Percentage of royalty acquired																								75.00%
Revenues								$ 60,000,000
Sensitivity - decrease in fair value from increase in discount rate						1,200,000									1,200,000
Kybella [Member]
Cash flow model expected royalty sales term										6 years
Sensitivity - increase in fair value from decrease in discount rate						100,000									100,000
Sensitivity to increase or decrease in expected royalty						$ 100,000									$ 100,000
Purchase of royalty right																						$ 9,500,000
Long-Duration Contracts, Assumptions by Product and Guarantee, Discount Rate						14.40%									14.40%
Royalty rights - at fair value						$ 600,000									$ 600,000
Variable Interest Entity, Reporting Entity Involvement, Maximum Loss Exposure, Amount						600,000									600,000
Maximum amount of additional funds, upon attainment of milestones				$ 1,000,000
Sensitivity - decrease in fair value from increase in discount rate						$ 100,000									$ 100,000
Alphaeon [Member]
Investment Owned, Balance, Shares | shares						1.7									1.7
Investment Owned, at Fair Value						$ 6,600,000				$ 6,600,000					$ 6,600,000	6,600,000
Contingent Consideration [Member]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability Value						0				(1,071,000)					0	(1,071,000)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Settlements															1,071,000
Noden [Member]
Impairment of Intangible Assets, Finite-lived																152,300,000
Intangible Assets, Gross (Excluding Goodwill)						$ 10,100,000									10,100,000			$ 32,600,000		$ 192,500,000
Intangible assets, net												$ 40,100,000
CareView [Member]
Asset Impairment Charges															$ 10,800,000	8,200,000
Minimum [Member] | Depomed [Member]
Long-Duration Contracts, Assumptions by Product and Guarantee, Discount Rate						10.00%									10.00%
Maximum [Member] | Depomed [Member]
Long-Duration Contracts, Assumptions by Product and Guarantee, Discount Rate						24.00%									24.00%
Discontinued Operations, Held-for-sale [Member]
Impairment of Intangible Assets, Finite-lived															$ 22,490,000	152,330,000	0
Intangible assets, net						$ 10,112,000				37,618,000					10,112,000	37,618,000
Royalty rights - at fair value						$ 266,196,000				$ 376,510,000					266,196,000	376,510,000
Revenues															24,051,000	$ 166,083,000	$ 228,761,000
Payments for (Proceeds from) Productive Assets															$ (79,272,000)